Leases - Balance Sheet Classification (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets, net of accumulated amortization	$ 18,775	$ 51,637
Operating lease liabilities, current	4,453	3,590
Operating lease liabilities, non-current	16,545	50,571
Total lease liabilities	20,998	54,161
Total lease costs	7,475	8,410
Operating cash outflows from operating leases (in thousands)	4,619	4,896
Right-of-use assets obtained in exchange for new operating lease liabilities (in thousands)	$ (38,335)	$ 30,786
Weighted-average remaining lease term - operating leases (in years)	5 years 9 months 18 days	11 years 2 months 12 days
Weighted-average discount rate — operating leases (percent)	7.15%	9.00%
Research and development
Lessee, Lease, Description [Line Items]
Operating lease costs	$ 4,801	$ 5,266
Variable costs	1,144	1,212
Short term lease costs	193	282
General and administrative
Lessee, Lease, Description [Line Items]
Operating lease costs	1,178	1,380
Variable costs	147	270
Short term lease costs	$ 12	$ 0